UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02328

Boulder Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER GROWTH & INCOME FUND, INC.
August 31, 2011 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 93.4% DOMESTIC COMMON STOCKS 67.7%
Coal 0.9%
10,000	Alliance Resource Partners L.P.	$718,700
45,000	Penn Virginia Resource Partners L.P.	1,164,600

		1,883,300

Construction Machinery 0.9%
20,000	Caterpillar, Inc.	1,820,000

Cosmetics/Personal Care 0.9%
30,000	The Procter & Gamble Co.	1,910,400

Diversified 24.9%
466	Berkshire Hathaway, Inc., Class A*	51,152,354
25,000	Berkshire Hathaway, Inc., Class B*	1,825,000

		52,977,354

Diversified Financial Services 2.0%
123,500	AllianceBernstein Holding L.P.	2,093,325
35,000	American Express Co.	1,739,850
4,300	Franklin Resources, Inc.	515,656

		4,348,831

Electric Utilities 5.9%
12,000	Allete, Inc.	468,720
15,000	Alliant Energy Corp.	608,550
13,000	American Electric Power Co., Inc.	502,190
33,500	Black Hills Corp.	1,025,100
22,000	The Empire District Electric Co.	456,500
25,679	FirstEnergy Corp.	1,136,296
150,000	Great Plains Energy, Inc.	2,932,500
8,000	NextEra Energy, Inc.	453,760
11,700	OGE Energy Corp.	585,585
40,000	PPL Corp.	1,155,200
11,000	Progress Energy, Inc.	536,800
12,000	SCANA Corp.	482,640
13,000	Southern Co.	537,680
28,000	TECO Energy, Inc.	512,400
15,200	UIL Holdings Corp.	516,192
20,000	Westar Energy, Inc.	533,000

		12,443,113

Environmental Control 0.4%
30,000	Republic Services, Inc.	910,800

Gas 2.8%
11,000	AGL Resources, Inc.	455,620
14,000	Atmos Energy Corp.	469,560
31,000	CenterPoint Energy, Inc.	620,310
62,000	Inergy L.P.	1,758,320
13,000	The Laclede Group, Inc.	516,100
11,000	Nicor, Inc.	611,600
17,000	Piedmont Natural Gas Co., Inc.	525,300
17,000	Vectren Corp.	465,290
12,000	WGL Holdings, Inc.	496,320

		5,918,420

Healthcare Products & Services 6.2%
200,000	Johnson & Johnson	13,160,000

Manufacturing 0.5%
12,000	3M Co.	995,760

Mining 1.1%
49,000	Freeport-McMoRan Copper & Gold, Inc.	2,309,860

Oil & Gas 2.1%
65,000	ConocoPhillips	4,424,550

Pharmaceuticals 0.3%
20,000	Merck & Co., Inc.	662,400

Pipelines 3.6%
29,300	Boardwalk Pipeline Partners L.P.	735,430
17,800	Buckeye Partners L.P.	1,121,044
17,800	El Paso Pipeline Partners L.P.	654,862
28,100	Energy Transfer Partners L.P.	1,266,186
27,200	Enterprise Products Partners L.P.	1,146,480
10,200	Kinder Morgan Energy Partners L.P.	715,632
10,300	Magellan Midstream Partners L.P.	617,691
23,000	ONEOK Partners L.P.	999,580
8,200	Plains All American Pipeline L.P.	497,166

		7,754,071

Real Estate 0.3%
17,300	WP Carey & Co. LLC	707,916

Real Estate Investment Trusts (REITs) 1.3%
16,400	HCP, Inc.	611,392
11,481	Health Care REIT, Inc.	585,072
22,000	Healthcare Realty Trust, Inc.	384,780
16,300	Realty Income Corp.	565,284
11,366	Ventas, Inc.	607,853

		2,754,381

Registered Investment Companies (RICs) 6.1%
770,270	Cohen & Steers Infrastructure Fund, Inc.	12,570,806
25,181	RMR Asia Pacific Real Estate Fund	419,264

		12,990,070

Retail 6.2%
9,000	Suburban Propane Partners L.P.	427,410
240,000	Wal-Mart Stores, Inc.	12,770,400

		13,197,810

Telecommunications 0.4%
23,000	Harris Corp.	928,050

Tobacco Products 0.9%
45,000	Altria Group, Inc.	1,223,550
10,800	Philip Morris International, Inc.	748,656

		1,972,206

TOTAL DOMESTIC COMMON STOCKS
(Cost $116,290,210)		144,069,292

FOREIGN COMMON STOCKS 17.5%
Banks 0.3%
10,200	Bank of Nova Scotia	567,963

Beverages 4.1%
25,000	Diageo PLC, Sponsored ADR	2,006,500

120,000	Heineken Holding NV	5,104,146
31,663	Heineken NV	1,584,878

		8,695,524

Diversified Financial Services 0.1%
10,500	Guoco Group, Ltd.	116,452

Electric Utilities 0.3%
18,000	RWE AG	676,157

Food 1.4%
20,000	Nestle SA	1,238,692
53,000	Unilever NV	1,794,100

		3,032,792

Holding Companies-Diversified 0.7%
152,000	Hutchison Whampoa, Ltd.	1,457,362

Iron/Steel 0.4%
9,000	POSCO, ADR	856,260

Oil & Gas 0.8%
80,000	Pengrowth Energy Corp.	924,000
18,000	Total SA, Sponsored ADR	882,720

		1,806,720

Pharmaceuticals 1.0%
14,500	Sanofi	1,055,204
30,000	Sanofi, ADR	1,097,100

		2,152,304

Real Estate 5.3%
44,000	Brookfield Asset Management, Inc., Class A	1,307,464
283,900	Cheung Kong Holdings, Ltd.	3,985,470
600,000	Hang Lung Properties, Ltd.	2,223,264
104,500	Henderson Land Development Co., Ltd.	610,020
1,500,000	Midland Holdings, Ltd.	822,646
650,000	Wheelock & Co., Ltd.	2,279,135

		11,227,999

Real Estate Investment Trusts (REITs) 3.1%
906,666	Ascendas Real Estate Investment Trust	1,596,057
983,610	Investa Office Fund	646,628
5,028,490	Kiwi Income Property Trust	4,391,115

		6,633,800

TOTAL FOREIGN COMMON STOCKS
(Cost $30,985,697)		37,223,333

AUCTION PREFERRED SECURITIES 3.2%
228	Advent Claymore Global Convertible Securities & Income Fund, Series W	4,663,113
100	Gabelli Dividend & Income Trust, Series B	2,142,305

		6,805,418

TOTAL AUCTION PREFERRED SECURITIES
(Cost $8,094,396)		6,805,418

FOREIGN GOVERNMENT BONDS 1.5%
3,687,000 NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	3,162,497

TOTAL FOREIGN GOVERNMENT BONDS
(Amortized Cost $2,707,428)		3,162,497

LIMITED PARTNERSHIPS 3.5%
5	Ithan Creek Partners, L.P.*(1)(2)	7,427,558

TOTAL LIMITED PARTNERSHIPS
(Cost $5,000,000)		7,427,558

TOTAL LONG TERM INVESTMENTS
(Cost $163,077,731)		198,688,098

SHORT TERM INVESTMENTS 6.3% MONEY MARKET FUNDS 6.3%
214,392	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	214,392
13,300,000	JPMorgan Prime Money Market Fund, 7-Day Yield - 0.099%	13,300,000

		13,514,392

TOTAL MONEY MARKET FUNDS (Cost $13,514,392)		13,514,392

TOTAL SHORT TERM INVESTMENTS (Cost $13,514,392)		13,514,392

TOTAL INVESTMENTS 99.7%
(Cost $176,592,123)		212,202,490

OTHER ASSETS AND LIABILITIES 0.3%		615,497

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		212,817,987

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(25,016,200)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$187,801,787

*	Non-income producing security.
(1)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(2)

Fair valued security under procedures established by the Fund’s Board of Directors. Total value of fair valued securities as of August 31, 2011 was $7,427,558 or 3.5% of Total Net Assets Available to Common and

Preferred Stock.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
L.P. - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
NZD - New Zealand Dollar.
SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

August 31, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over the-counter) are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. To the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. To the extent these inputs are observable and timely, the values of these securities are categorized as Level 2; otherwise, the values are categorized as Level 3. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund’s investments in unregistered pooled investment vehicles (hedge funds) are valued at the most recent value periodically determined by the respective hedge fund managers according to such manager’s policies and procedures (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If a hedge fund does not report a value to the Fund on a timely basis, the fair value of such hedge fund shall be based on the most recent value reported by the hedge fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, hedge fund valuations generally can be obtained from hedge fund managers on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for hedge fund investments is subject to change at any time, without notice to investors, at the discretion of the hedge fund manager or the Fund.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets, and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad Levels listed below.

•	Level 1—Unadjusted quoted prices in active markets for identical investments

•	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic CommonStocks	$144,069,292	$–	$–	$144,069,292
ForeignCommon Stocks	37,223,333	–	–	37,223,333
AuctionPreferred Securities	–	6,805,418	–	6,805,418
Foreign Government Bonds	–	3,162,497	–	3,162,497
Limited Partnerships	–	–	7,427,558	7,427,558
Short Term Investments	13,514,392	–	–	13,514,392

TOTAL	$194,807,017	$9,967,915	$7,427,558	$212,202,490

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of 8/31/2011
Auction Preferred Shares	$7,743,750	$(13,000)	$(288,332)	$(637,000)	$(6,805,418)	$-

Limited Partnerships	6,740,862	-	686,696	-	-	7,427,558
TOTAL	$14,484,612	$(13,000)	$398,364	$(637,000)	$(6,805,418)	$7,427,558

* For detailed description of industry and/or geography classifications, see the accompanying Portfolio of Investments.

Recent Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

Dividend income and return of capital received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICs”) is recorded at managements’ estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT and RIC only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between the trade date and settlement date on securities transactions, foreign currency transactions, and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

The Fund has no restrictions on its ability to invest in foreign securities. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund’s portfolio, although no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. The Fund may hold a substantial position (up to 25% of its assets) in the common stock of a single issuer. As of August 31, 2011, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers, consistent with being a non-diversified fund. As a result, the Fund is subject to a greater risk of loss than a diversified fund or a fund that has diversified its investments more broadly. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in common stocks. Common stocks include dividend-paying closed-end funds and REITs. The portion of the Fund’s assets that are not invested in common stocks may be invested in fixed income securities and cash equivalents. The term “fixed income securities” includes RICs whose objective is income, bonds, U.S. Government securities, notes, bills, debentures, preferred stocks, convertible securities, bank debt obligations, repurchase agreements and short-term money market obligations.

Recent Change in Investment Policy: Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

On May 2, 2011, stockholders approved a proposal by the Fund to remove the Fund’s fundamental investment policy requiring the Fund to invest at least 25% of the value of the Fund’s total assets in Real Estate Related Companies. As a result, the Fund’s fundamental investment policy was amended to state that the Fund may not invest in the securities of companies conducting their principal business activity in the same industry if, immediately after such investment, the value of its investments in such industry would exceed 25% of the value of its total assets.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On August 31, 2011, based on cost of $176,482,435 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $42,245,327 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,525,272, resulting in net unrealized appreciation of $35,720,055.

Note 3. Restricted Securities

As of August 31, 2011, the Fund held a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of August 31, 2011 are as follows:

Issuer Description	Acquisition Date	Cost	Market Value August 31, 2011	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares August 31, 2011
Ithan Creek Partners, L.P.	6/2/2008	$5,000,000	$7,427,558	3.5%

Note 4. Investments in Limited Partnerships

As of August 31, 2011, the Fund had investments in limited partnerships. The Fund’s investments in the limited partnerships are reported on the Portfolio of Investments under the section titled Limited Partnerships.

Since the investments in limited partnerships are not publicly traded, the Fund’s ability to make withdrawals from its investments in the limited partnerships is subject to certain restrictions which vary for each respective limited partnership. These restrictions include notice requirements for withdrawals and additional restrictions or charges for withdrawals within a certain time period following initial investment. In addition, there could be circumstances in which such restrictions can include the suspension or delay in withdrawals from the respective limited partnership, or limited withdrawals allowable only during specified times during the year. In certain circumstances a limited partner may not make withdrawals that occur within certain periods following the date of admission to the partnership. As of August 31, 2011, the Fund did not have any investments in limited partnerships in which a suspension of withdrawals was in effect.

The following table summarizes the Fund’s investments in limited partnerships as of August 31, 2011.

Description	% of Net Assets as of 8/31/11	Value as of 8/31/11	Net Unrealized Gain/(Loss) as of 8/31/11	Mgmt fees	Incentive fees	Redemption Period/ Frequency
Ithan Creek Partners, L.P.	3.5%	$7,427,558	$2,427,558	Annual rate of 1% of net assets	20% of net profits at the end of the measurement period	June 30 upon 60 days’ notice

The Fund did not have any outstanding unfunded commitments as of August 31, 2011.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 27, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	October 27, 2011